Disposal of Subsidiary (Details Narrative)				3 Months Ended		12 Months Ended
	Jan. 08, 2026 MYR (RM) RM / shares shares	Dec. 22, 2025 USD ($)	Dec. 22, 2025 MYR (RM)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 16, 2026 USD ($)	Mar. 16, 2026 MYR (RM)	Jan. 23, 2026 USD ($) shares	Jan. 23, 2026 MYR (RM) shares	Dec. 22, 2025 MYR (RM)
DisposalOfSubsidiaryLineItem [Line Items]
Depreciation expense				$ 1,000		$ 5,000	$ 6,000
Future NRG Sdn. Bhd. [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Discontinued operations include administrative charges						51,220	16,801
Cash consideration						3,135,050	1,701,167
Loss on disposal of equity interest in subsidiary		$ 1,919,251		1,919,251
Depreciation expense				$ 48,114		$ 191,982	$ 173,709
Future NRG Sdn. Bhd. [Member] | Common Stock [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Shares issued | shares	46,700,000
Ordinary shares per share | RM / shares	RM 1.00
Future NRG Sdn. Bhd. [Member] | Share Sale Agreement [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Disposal of equity interest		2,586,000	RM 10,500,000
Cash consideration		$ 2,586,000						$ 1,941,507	RM 7,855,337	$ 2,594,167	RM 10,500,000	RM 10,500,000
Shares issued | shares										10,500,000	10,500,000
Future NRG Sdn. Bhd. [Member] | Share Sale Agreement [Member] | FITTERS Diversified Berhad [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Total consideration | RM	RM 46,700,000
Solid Orient Holdings [Member] | Future NRG Sdn. Bhd. [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Ownership percentage		100.00%				100.00%	100.00%					100.00%
FITTERS Diversified Berhad [Member] | Future NRG Sdn. Bhd. [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Ownership percentage		100.00%								18.36%	18.36%	100.00%
FITTERS Diversified Berhad [Member] | Future NRG Sdn. Bhd. [Member] | Minimum [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Ownership percentage	100.00%
FITTERS Diversified Berhad [Member] | Future NRG Sdn. Bhd. [Member] | Maximum [Member]
DisposalOfSubsidiaryLineItem [Line Items]
Ownership percentage		18.36%										18.36%